Intangible assets (Tables)	9 Months Ended
Sep. 30, 2022
Intangible assets
Schedule of net book value of intangible assets

	As of September 30, 2022			As of December 31, 2021
	Gross			Gross
	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
In CHF thousands	Amount	Amortization	Value	Amount	Amortization	Value
Acquired IPR&D Asset	50,416	—	50,416	50,416	—	50,416
Total Intangible Assets	50,416	—	50,416	50,416	—	50,416